Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
NOL Carryover	$ 31,000	$ 493,000
Less valuation allowance	(31,000)	(493,000)
Net deferred tax assets